SonicShares™ Global Shipping ETF

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 95.2%
Transportation - 95.2% (1)
AP Moller - Maersk A/S - Class B	461	$808,879
Ardmore Shipping Corp.	8,032	99,195
BW LPG Ltd.	42,300	423,255
Cool Co. Ltd.	9,979	134,686
COSCO SHIPPING Energy Transportation Co. Ltd. - H Share (1)	240,472	241,190
COSCO SHIPPING Holdings Co. Ltd. - H Share (1)	714,697	643,871
Costamare, Inc.	22,809	220,563
d'Amico International Shipping SA	23,030	89,196
Danaos Corp.	3,783	252,667
DHT Holdings, Inc.	30,240	257,947
Diana Shipping, Inc.	19,085	70,424
Dorian LPG Ltd. (2)	7,502	192,426
Eagle Bulk Shipping, Inc.	2,549	122,454
Euronav NV	53,207	806,879
FLEX LNG Ltd.	9,986	304,980
Frontline PLC	43,645	634,162
GasLog Partners L.P.	9,610	82,838
Genco Shipping & Trading Ltd.	7,903	110,879
Global Ship Lease, Inc.	6,691	129,805
Golden Ocean Group Ltd.	37,708	284,388
Gram Car Carriers ASA	5,444	82,014
Hapag-Lloyd AG	4,081	827,696
HMM Co. Ltd.	59,681	853,783
Hoegh Autoliners ASA	35,459	201,397
International Seaways, Inc.	9,096	347,831
Kawasaki Kisen Kaisha Ltd.	34,867	848,908
Korea Line Corp. (3)	59,203	90,985
Matson, Inc. (2)	9,124	709,209
Mitsui OSK Lines Ltd.	34,812	832,395
MPC Container Ships ASA	82,474	140,952
Navigator Holdings Ltd. (3)	13,988	181,984
Nordic American Tankers Ltd.	38,819	142,466
NS United Kaiun Kaisha Ltd.	4,449	105,427
Okeanis Eco Tankers Corp.	6,113	131,805
Orient Overseas International Ltd.	65,983	884,926
Pacific Basin Shipping Ltd.	976,700	296,627
Pan Ocean Co. Ltd.	177,338	697,159
Pangaea Logistics Solutions Ltd.	8,639	58,486
Safe Bulkers, Inc.	21,080	68,721
Samudera Shipping Line Ltd.	100,007	63,920
Scorpio Tankers, Inc.	13,506	637,888
SFL Corp. Ltd.	25,761	240,350
SITC International Holdings Co. Ltd.	465,437	849,316
Star Bulk Carriers Corp. (2)	19,123	338,477
Stolt-Nielsen Ltd.	12,777	325,580
Teekay Tankers Ltd. - Class A (1)	5,450	208,354
Wallenius Wilhelmsen ASA	58,213	403,987
ZIM Integrated Shipping Services Ltd. (2)	22,344	276,842
		16,758,169
Total Common Stocks
(Cost $20,243,280)		16,758,169

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund, Class X, 5.006% (4)	529,338	529,338
Total Short-Term Investments
(Cost $529,338)		529,338

Investments Purchased With Collateral From Securities Lending - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.280% (4)	603,542	603,542
Total Investments Purchased With Collateral From Securities Lending
(Cost $603,542)		603,542

Total Investments in Securities - 101.6.%
(Cost $21,376,160)		17,891,049
Liabilities in Excess of Other Assets - (1.6)%		(281,453)
Total Net Assets - 100.0%		$17,609,596

(1)
The Fund tracks the Solactive Global Shipping Index (the “Index”). To the extent the Index concentrates in securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. Please reference the prospectus for additional information.

(2)
This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a value of $591,587 or 3.4% of net assets as of June 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Non-income producing security.
(4)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.

Summary of Fair Value Exposure at June 30, 2023

The SonicShares™ Global Shipping ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$16,758,169	$–	$–	$16,758,169
Short-Term Investments	–	529,338	–	–	529,338
Investments Purchased With Collateral From Securities Lending (2)	603,542	–	–	–	603,542
Total Investments in Securities	$603,542	$17,287,507	$–	$–	$17,891,049

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.